Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

15	INCOME TAXES
PRC
Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply
for the HNTE certificate when the prior certificate expires.
Guangzhou Burning Rock Dx Co., Ltd. was recognized as a qualified HNTE under the EIT Law by the relevant government authorities in December 20
22
 and was entitled to the preferential rate of 15%. All other operating entities in the PRC are subject to the 25% EIT rate.

Cayman Islands
Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
United States
As a result of the United States tax law amendments, the federal statutory income tax rate for the subsidiary in the US was 21% for the year ended December 31, 2022. The subsidiary in the US operated its business in the states of
California, Maryland,
and New Jersey, and was also subject to state income tax at rates of approximately 8.84%
,
8.25
%
and 9%, respectively, for the year ended December 31, 2022
.
Hong Kong
Under the Hong Kong tax laws, the subsidiary in Hong Kong is subject to Hong Kong profits tax at a rate of 16.5% and it may be exempted from income tax on its foreign-derived income. There are no withholding taxes in Hong Kong on remittance of dividends.
The Group’s loss before income taxes consists of:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$

PRC	(366,634)	(704,003)	(892,612)	(129,416)
Non-PRC	(40,601)	(91,795)	(76,636)	(11,111)

Total loss before income tax	(407,235)	(795,798)	(969,248)	(140,527)

The current and deferred components of the income tax expense are as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$

Income tax expense - current tax	—	899	1,985	288

Reconciliation between the income tax expenses computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$

Loss before income tax	(407,235)	(795,798)	(969,248)	(140,527)
Income tax benefits computed at PRC statutory rate (25%)	(101,809)	(198,950)	(242,312)	(35,132)
Effect of tax rate differential	10,375	13,896	4,493	651
Research and development super-deduction	(6,011)	(9,897)	(13,376)	(1,939)
Non-deductible expenses	54,255	84,029	73,476	10,653
Non-taxable income	(872)	(872)	(575)	(83)
Expiration of Tax Attributes	—	—	6,540	948
Others	—	—	1,102	160
Changes in valuation allowance	44,062	112,693	172,637	25,030

Income tax expenses	—	899	1,985	288

Deferred tax assets and liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2021 and 2022 are as follows:

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$

Deferred tax assets:
Accruals and reserves	14,748	28,725	4,165
Net operating loss carried forward	98,015	182,191	26,415
Government grants	—	99	14
Depreciation and amortization	681	4,160	604
Excessive education fee	625	593	86
Research and development expense carried forward	1,063	—	—
Capitalized research and development expense	—	5,581	809
Timing difference of research and development expense recognition	154,017	215,026	31,176
Timing difference of revenue recognition	—	1,161	168
Excessive donation expense carried forward	2,449	2,533	367
Operating lease liabilities	21,438	10,405	1,509

Gross deferred tax assets	293,036	450,474	65,313

Less: Valuation allowance	(264,196)	(436,833)	(63,335)

Total deferred tax assets	28,840	13,641	1,978

Deferred tax liabilities:
Operating right of use assets	(20,033)	(13,075)	(1,896)
Depreciation and amortization	(8,807)	(566)	(82)

Total deferred tax liabilities	(28,840)	(13,641)	(1,978)

Net deferred tax assets	—	—	—

As of December 31, 2021 and 2022, the Group had net operating losses of RMB392,060 and RMB706,384 (US$102,416), respectively, mainly deriving from entities in the PRC. The tax losses in the PRC can be carried forward for five years to offset future taxable profit, and the period was extended to ten years for entities that qualify as a HNTE in 2018 and thereafter.

The Company’s net operating losses are estimated to expire
beginning
2023.
Valuation allowances have been provided on the net deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future income, exclusive of reversing deductible temporary differences, tax planning and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity
basis. As of December 31, 2021 and 2022, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

The Company did not recognize any deferred tax liabilities for temporary differences related to investment in foreign subsidiaries. Undistributed
earnings of the Company’s Hong Kong subsidiary amounted to approximately RMB15,503 and RMB19,595 (US$2,841) on December 31, 2021 and 2022, respectively. The Hong Kong subsidiary is wholly owned by the Company’s Cayman holding company. Both entities are tax-exempt for distribution received from subsidiaries.

In addition, the remaining investment in foreign subsidiaries have an accumulated deficit or can be recovered in a tax free manner.
Unrecognized tax benefits
As of December 31, 2021 and 2022, the Group had unrecognized tax benefits of nil and RMB1,901 (US$276), which were presented in the other non-current liabilities in the consolidated balance sheets. The Group’s unrecognized tax benefits for the years ended December 31, 2021 and 2022 were primarily related to the adjustment of transfer pricing. The Group does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. As of December 31, 2021, and 2022, there were nil and RMB1,901 (US$276) of unrecognized tax benefits that if recognized would impact the annual effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$
Balance at January 1	—	—	—
Additions based on tax positions related to current year	—	1,901	276

Balance at December 31	—	1,901	276

The Company records interest and penalties as part of its income tax expense. The Group did not record any interest and penalties related to an uncertain tax position for the year ended December 31, 20
22.
In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries. Accordingly, the PRC tax filings from 201
7
 through 202
2
 remain open to examination by the respective tax authorities. The Group may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.